Japan 2x Strategy Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	28.59%	6.70%	5.75%
Nikkei-225 Stock Average Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	26.84%	3.91%	7.39%
Japan 2x Strategy Fund
Prospectus [Line Items]
Average Annual Return, Percent		51.54%	0.16%	9.51%

[1]	The MSCI World ex USA Index is a broad-based market index that captures large- and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. The DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK. With 773 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.
[2]	The Nikkei-225 Stock Average Index is a price-weighted equity index that consists of 225 stocks in the Prime Market of the Tokyo Stock Exchange. The Index is used around the globe as the premier index of Japanese stocks.